Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Fees	Total Payments
Total	$ 1,330,707	$ 1,330,707
United Kingdom
Total	1,330,707	1,330,707
United Kingdom | Blythe North Sea Transition Authority
Total	494,996	494,996
United Kingdom | Southwark North Sea Transition Authority
Total	464,015	464,015
United Kingdom | Elgood North Sea Transition Authority
Total	$ 371,696	$ 371,696